SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Apr. 30, 2026
Accounting Policies [Abstract]
Schedule of foreign currency transactions

	For the six months ended
	April 30,
	2026	2025

Average rate-US$/SGD	1.2830	1.3428
Average rate-US$/HK$	7.8051	7.7767

	April 30, 2026	October 31, 2025

Year/Period-end spot rate-US$/SGD	1.2823	1.3012
Year/Period-end spot rate-US$/HK$	7.8359	7.7717

Schedule of cash and cash equivalents

	April 30, 2026	October 31, 2025
	(Unaudited)	(Audited)
Cash in bank accounts	$318,157	$582,565
Cash in escrow account	–	100,918
Total	$318,157	$683,483

Schedule of disaggregation of revenue

	For the six months ended April 30,
	2026	2025
	(Unaudited)	(Unaudited)
Consultancy services	$140,000	$–
Commission for software sales	–	220,000
Software solutions & Sales	–	105,128
Total Revenue	$140,000	$325,128

Schedule of timing of revenue recognition

	For the six months ended
	April 30,
	2026	2025
	(Unaudited)	(Unaudited)
Point in time:
Consultancy services	$140,000	$–
Commission for software sales	–	220,000
Software solutions & Sales	–	105,128